                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Quarter Ended: September 30, 1999
                             --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    MUTUAL OF AMERICA CAPITAL MANAGEMENT CORPORATION
          ------------------------------------------------
 Address: 320 Park Avenue
          ------------------------------------------------
          N.Y., N.Y.  10022
          ------------------------------------------------

          ------------------------------------------------

 Form 13F File Number:  28-4274
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Richard J. Ciecka
          ---------------------------------------------
 Title:   President and Chief Executive Officer
          ---------------------------------------------
 Phone:   (212) 224-1555
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Richard J. Ciecka    New York, New York            October 15, 1999
 ------------------------ ----------------------------- ----------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        --------------------------

                                  --------------------------

                                                       Tuesday, October 05, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending September 30, 1999                          12:13 PM

   Name of Reporting Manager:   Mutual of America Capital Management
                                    FORM 13F INFORMATION TABLE

                                                Title of                                                              Value
         Name of Issuer                         Class      CUSIP                  Shares                Price       (X$1000)

        AES Corporation                      Common        00130H105                24,300            59.0000       1,434
        AMFM Inc.                            Common        001693100                61,600            60.8750       3,750

        AT&T Corp                            Common        001957109                50,350            43.5000       2,190
        Abbott Laboratories                  Common        002824100                13,700            36.7500         503
        Adelphia Communications              Common        006848105                30,000            58.8125       1,764

        AETNA INC                            Common        008117103                21,200            49.2500       1,044
        Alexion Pharmaceuticals Inc.         Common        014753AD9               250,000             7.9000       1,975
        AlliedSignal Inc                     Common        019512102                30,000            59.9375       1,798

        Alltel Corp                          Common        020039103                39,500            70.3750       2,780
        Altera Corp                          Common        021441100               101,400            43.3750       4,398
        America Online Inc                   Common        02364J104                16,700           104.0000       1,737

        American General Corp                Common        026351106                 7,400            63.1875         468
        American International Group         Common        026874107                25,500            86.9375       2,217
        Ames Department Stores               Common        030789507               101,500            31.8750       3,235

        Amgen, Inc.                          Common        031162100                23,000            81.5000       1,875
        Apache Corp                          Common        037411105                27,800            43.1875       1,201
        Apple Computer, Inc.                 Common        037833100                26,500            63.3125       1,678

        Applied Materials, Inc.              Common        038222105                25,200            77.8750       1,962
        Applied Micro                        Common        03822W109               100,000            57.0000       5,700
        Arden Realty Group                   Common        039793104               146,700            21.7500       3,191

        BJ's Wholesale Club, Inc.            Common        05548J106                75,000            29.5625       2,217
        BMC Software Inc                     Common        055921100                64,000            71.5625       4,580
        Baker Hughes, Inc.                   Common        057224107                28,000            29.0000         812

        BankAmerica Corp.                    Common        060505104                33,300            55.6875       1,854
        Barrick Gold Corp.                   Common        067901108                20,000            21.7500         435
        Barrett Resources Corp               Common        068480201                38,000            36.9375       1,404

        Basin Exploration Inc.               Common        070107107                50,000            24.0000       1,200
        Bell Atlantic Corp.                  Common        077853109                28,900            67.3125       1,945
        BellSouth Corp                       Common        079860102                44,500            45.0000       2,003

        Biochem Pharma Inc.                  Common        09058T108                50,000            23.9375       1,197
        Bombay Company  Inc.                 Common        097924104               375,000             5.0625       1,898
        Boston Properties Inc.               Common        101121101                87,500            30.6875       2,685

        Bristol-Myers Squibb Co.             Common        110122108                37,000            67.5000       2,498
        CDW Computer Centers Inc.            Common        125129106                54,000            48.8750       2,639
        CIGNA Corp                           Common        125509109                60,100            77.7500       4,673

        CSG Systems International            Common        126349109                85,700            27.4063       2,349
        Cabot Corp                           Common        127055101                54,100            23.7500       1,285
        Cardinal Health, Inc.                Common        14149Y108                68,500            54.5000       3,733

        Chase Manhattan Corp                 Common        16161A108                62,500            75.3750       4,711
        Cheesecake Factory (The)             Common        163072101               106,400            27.7500       2,953
        Cinergy Corp                         Common        172474108                18,700            28.3125         529

        Circuit City Group, Inc.             Common        172737108                94,000            42.1875       3,966
        Cisco Systems, Inc.                  Common        17275R102                60,800            68.5625       4,169
        CitiGroup Inc                        Common        172967101                63,150            44.0000       2,779

        Clear Channel Communications         Common        184502102                 8,000            79.8750         639
        Coca-Cola Co.                        Common        191216100                46,700            48.0625       2,245
        Columbia/HCA Healthcare Corp.        Common        197677107                93,600            21.1875       1,983

        Comcast Corp-Spl                     Common        200300200                58,900            39.8750       2,349
        Comerica, Inc.                       Common        200340107                10,000            50.6250         506
        Compass Bancshares                   Common        20449H109                94,500            25.0000       2,363

        Concord EFS, Inc.                    Common        206197105                97,500            20.6250       2,011
        Corning Inc                          Common        219350105                75,000            68.5625       5,142
        Costco Companies                     Common        22160K105                26,100            72.0000       1,879

                                                       Tuesday, October 05, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending September 30, 1999                          12:13 PM


   Name of Reporting Manager:   Mutual of America Capital Management
                                     FORM 13F INFORMATION TABLE

                                          Title of                                                                    Value
          Name of Issuer                    Class          CUSIP                  Shares                Price       (X$1000)

         Covenant Trans-A                 Common           22284P105                62,200            15.2500         949
         Cullen/Frost                     Common           229899109               115,200            25.0000       2,880

         Dendrite International Inc.      Common           248239105                65,000            47.2500       3,071
         Devon Energy Company             Common           25179M103                58,200            41.4375       2,412
         Diedrich Coffee Inc.             Common           253675102               229,900             4.2500         977

         Dionex Corporation               Common           254546104                36,500            42.7500       1,560
         Du Pont (E.I.) De Nemours        Common           263534109                75,000            60.8750       4,566
         Duke Energy Corp.                Common           264399106                 9,500            55.1250         524

         Dura Pharmaceuticals             Common           26632S109                74,400            13.9375       1,037
         Dycom Industries, Inc.           Common           267475101                20,000            42.1875         844
         Etec Systems Inc                 Common           26922C103                48,500            37.6250       1,825

         Edison International             Common           281020107                22,900            24.3125         557
         Emerson Electric Co.             Common           291011104                15,300            63.1875         967
         Equity Res Prop                  Common           29476L107                80,600            42.3750       3,415

         Exxon Corporation                Common           302290101                45,600            75.9375       3,463
         FPL Group Inc                    Common           302571104                 9,800            50.3750         494
         Family Dollar Stores Inc.        Common           307000109               118,000            21.1250       2,493

         FHLMC                            Common           313400301                 9,200            52.0000         478
         FNMA                             Common           313586109                 8,200            62.6875         514
         FirstEnergy Corp.                Common           337932107                18,700            25.5000         477

         Forest Oil Corp.                 Common           346091606               150,000            17.0625       2,559
         Forward Air Corporation          Common           349853101               134,100            23.6250       3,168
         Gateway 2000, Inc.               Common           367626108                39,700            44.4375       1,764

         General Electric Co.             Common           369604103                62,100           118.5625       7,363
         Gilead Sciences, Inc.            Common           375558103                16,000            64.1875       1,027
         Great Lakes Chemical Corp.       Common           390568103                13,000            38.0625         495

         HCC Insurance                    Common           404132102                69,000            16.8125       1,160
         Halliburton Company              Common           406216101                19,400            41.0000         795
         Heico Corporation                Common           422806109                98,400            18.6250       1,833

         Heico Corp-A                     Common           422806208                20,000            19.2500         385
         Heller Financial                 Common           423328103                70,300            22.5000       1,582
         Hewlett-Packard                  Common           428236103                18,800            92.0000       1,730

         Hooper Holmes, Inc.              Common           439104100               170,800            25.6250       4,377
         Household International Corp.    Common           441815107                11,000            40.1250         441
         IDEC Pharmaceuticals Corp.       Common           449370105                10,000            94.0313         940

         Illinova Corp.                   Common           452317100                43,300            28.0625       1,215
         Intel Corp                       Common           458140100                62,400            74.3125       4,637
         IBM CORP                         Common           459200101                36,600           121.3750       4,442

         International Paper Co.          Common           460146103                10,000            48.0625         481
         Interpublic Group of Cos.,Inc.   Common           460690100                80,800            41.1250       3,323
         Ivax Corp.                       Common           465823102                63,000            16.5000       1,040

         Johnson & Johnson                Common           478160104                24,800            91.8750       2,279
         Jones Intercab                   Common           480206200                78,400            54.0625       4,239
         KLA Tencor Corporation           Common           482480100                27,500            65.0000       1,788

         Kimberly Clark Corp.             Common           494368103                17,700            52.5000         929
         Kimco Realty                     Common           49446R109                81,500            35.7500       2,914
         Kroger Company                   Common           501044101                23,600            22.0625         521

         LSI Logic Corp.                  Common           502161102                17,000            51.5000         876
         Legato Systems                   Common           524651106               135,000            43.5938       5,885
         Lilly (Eli) & Co.                Common           532457108                30,000            64.0000       1,920

         Linear Technology Corp           Common           535678106                69,300            58.7813       4,074
         Lone Star Technology             Common           542312103                89,200            20.0000       1,784
         Lucent Technologies              Common           549463107                49,400            64.8750       3,205

         MCI Worldcom Inc                 Common           55268B106                35,100            71.8750       2,523
         MDU Resources Group              Common           552690109                52,700            22.5000       1,186

                                                       Tuesday, October 05, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending September 30, 1999                          12:13 PM

   Name of Reporting Manager:   Mutual of America Capital Management
                                  FORM 13F INFORMATION TABLE

                                              Title of                                                               Value
           Name of Issuer                       Class      CUSIP                  Shares                Price       (X$1000)

          Mack-Cali Realty Corp.               Common     554489104                108,000            26.8125       2,896
          Marsh & McLennan Cos., Inc.          Common     571748102                  7,400            68.5000         507

          Maxim Integrated                     Common     57772K101                 63,300            63.0938       3,994
          Medimmune, Inc.                      Common     584699102                 13,000            99.6563       1,296
          Medtronic, Inc.                      Common     585055106                 15,000            35.5000         533

          Mellon Bank Corp.                    Common     585509102                 55,800            33.7500       1,883
          Men's Wearhouse                      Common     587118100                 35,200            21.5000         757
          Merck & Company                      Common     589331107                 44,100            64.8125       2,858

          Mercury Interactive Corp.            Common     589405109                 45,000            64.5625       2,905
          Meredith Corp                        Common     589433101                 31,100            36.3125       1,129
          Microsoft Corp                       Common     594918104                 94,300            90.5625       8,540

          Millipore Corp.                      Common     601073109                 80,000            37.5626       3,005
          Minimed Inc.                         Common     60365K108                 22,000            98.2500       2,162
          Mission Critical Software            Common     605047109                 90,000            44.5000       4,005

          Mobil Corp                           Common     607059102                 14,800           100.7500       1,491
          Montana Power                        Common     612085100                101,900            30.4375       3,102
          NTL Incorporated                     Common     629407107                 20,000            96.0938       1,922

          Nabors Industries Inc.               Common     629568106                119,100            25.0000       2,978
          National Instruments                 Common     636518102                150,000            35.3438       5,302
          Navigant Consulting Co.              Common     63935N107                119,000            46.3750       5,519

          Network Assoc                        Common     640938106                190,600            19.1250       3,645
          New York Times Company               Common     650111107                 19,500            37.5000         731
          Newfield Exploration Company         Common     651290108                 81,000            32.9375       2,668

          Newmont Mining Corp.                 Common     651639106                 41,600            25.8750       1,076
          Nextel Communications                Common     65332V103                 20,000            67.8125       1,356
          Nortel Networks Corporation          Common     656569100                 69,000            51.0000       3,519

          Novellus Systems                     Common     670008101                 70,200            67.4375       4,734
          NSTAR                                Common     67019E107                 29,820            38.7500       1,156
          Nuevo Energy                         Common     670509108                105,000            17.2500       1,811

          Ocean Energy Inc                     Common     67481E106                140,400            10.1875       1,430
          Omnicom Group, Inc.                  Common     681919106                 57,100            79.1875       4,522
          Peco Energy Co.                      Common     693304107                 11,400            37.5000         428

          PG&E Corp                            Common     69331C108                 16,900            25.8750         437
          PRI Automation                       Common     69357H106                 67,000            36.1250       2,420
          Paychex Inc                          Common     704326107                 32,800            34.1250       1,119

          PepsiCo, Inc.                        Common     713448108                147,000            30.2500       4,447
          Peregrine Systems Inc.               Common     71366Q101                 80,000            40.7500       3,260
          Pfizer Inc                           Common     717081103                 71,300            35.9375       2,562

          Photronics Inc                       Common     719405102                 70,000            22.4375       1,571
          Pitney Bowes Inc.                    Common     724479100                 30,000            60.9375       1,828
          Placer Dome, Inc.                    Common     725906101                 75,600            14.8750       1,125

          Price Communications Corp.           Common     741437305                140,535            25.0625       3,522
          Pride International Inc              Common     741932107                150,000            14.1875       2,128
          Procter & Gamble Company             Common     742718109                 25,500            93.7500       2,391

          Profit Recovery Group Internat       Common     743168106                120,650            44.6250       5,384
          Progenics Pharmaceuticals Inc.       Common     743187106                 59,300            19.5000       1,156
          Public Svc. Enterprise Group         Common     744573106                 13,700            38.6250         529

          Quanta Services                      Common     74762E102                153,300            29.3125       4,494
          Quest Software Inc.                  Common     74834T103                 52,300            46.5000       2,432
          Royal Dutch Petroleum-NYS            Common     780257804                 40,700            59.0625       2,404

          Rural Cellular Corp.                 Common     781904107                 75,000            45.8750       3,441
          SBC Communications, Inc.             Common     78387G103                 38,400            51.0625       1,961
          SL Green Realty                      Common     78440X101                184,700            20.5000       3,786

          Safeway, Inc.                        Common     786514208                 42,000            38.0625       1,599
          SANGSTAT MEDICAL                     Common     801003104                 39,200            21.3750         838

                                                       Tuesday, October 05, 1999
Mutual of America Capital Management
Form 13f for Quarter Ending September 30, 1999                          12:13 PM

   Name of Reporting Manager:   Mutual of America Capital Management
                                    FORM 13F INFORMATION TABLE

                                             Title of                                                                Value
        Name of Issuer                         Class      CUSIP                   Shares                Price       (X$1000)

       Schlumberger, Ltd.                   Common       806857108                  14,000            62.3125         872
       Semtech Corp                         Common       816850101                  56,800            36.6250       2,080

       Sigcorp Inc                          Common       826912107                  41,900            25.5000       1,068
       Southern Company                     Common       842587107                  22,500            25.7500         579
       Spartech Corp.                       Common       847220209                  80,000            29.3125       2,345

       Spieker Properties                   Common       848497103                  93,300            34.6875       3,236
       Summit Technology Inc.               Common       86627E101                  85,000            18.3125       1,557
       Swift Transport                      Common       870756103                  60,800            19.6875       1,197

       TJX Companies                        Common       872540109                  60,400            28.0625       1,695
       Tandy Corp.                          Common       875382103                  50,000            51.6875       2,584
       Telewest Communications Plc          Common       87956P105                  38,900            36.5000       1,420

       Teradyne Inc                         Common       880770102                 134,000            35.2500       4,724
       Tetra Tech Inc                       Common       88162G103                  23,825            16.6875         398
       Texas Instruments, Inc.              Common       882508104                  22,000            82.2500       1,810

       Texas Utilities Co.                  Common       882848104                  12,500            37.3125         466
       Tiffany & Company                    Common       886547108                  65,400            59.9375       3,920
       Transwitch Corp.                     Common       894065101                  50,000            57.0000       2,850

       Tyco International Ltd.              Common       902124106                   5,900           103.2500         609
       US Foodservice                       Common       90331R101                  59,400            18.0000       1,069
       US XPress Enterprises                Common       90338N103                  62,200             5.8125         362

       Union Pacific Corp.                  Common       907818108                  34,500            48.0625       1,658
       Union Pacific Resources Group        Common       907834105                  75,500            16.0625       1,213
       Unisys Corp                          Common       909214108                  90,000            45.1250       4,061

       United Healthcare Corp.              Common       910581107                  31,500            48.6875       1,534
       US West Communications               Common       91273H101                  36,500            57.0625       2,083
       Viacom Inc                           Common       925524308                 107,800            42.2500       4,555

       Visual Networks, Inc.                Common       928444108                  70,000            42.4375       2,971
       Voicestream Wireless Corp.           Common       928615103                  87,000            61.7188       5,370
       Vornado Realty Trust                 Common       929042109                  93,300            32.5000       3,032

       Wal-Mart Stores Inc                  Common       931142103                  83,400            47.5625       3,967
       Weatherford International            Common       947074100                 131,250            32.0000       4,200
       Wells Fargo & Co.                    Common       949746101                 120,000            39.6250       4,755

       Western Wireless                     Common       95988E204                 105,500            44.8438       4,731
       Xilinx Inc                           Common       983919101                  79,600            65.5313       5,216
            Totals for Common                                                   12,319,580                        457,783



       Home Ownership Funding Corp          Preferred    437296205                  37,500           828.3321      31,062

       Home Ownership II                    Preferred    437297203                  12,500           829.0205      10,362
             Totals for Preferred                                                   50,000                         41,425

                   Grand Total                                                  12,369,580                        499,208

Mutual of America Capital Management Corporation
Form 13F for Quarter Ending September 30, 1999

Name of Reporting Manager:     Mutual of America Capital Management Corporation


                             FORM 13F SUMMARY PAGE


Report Summary:    Mutual of America Capital Management Corporation


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         199

Form 13F Information Table Value Total:         $499,208 (thousands)


List of Other Included Managers:                NONE